Cover	Sep. 25, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 25, 2025
Entity File Number	001-42681
Entity Registrant Name	VIEWBIX INC.
Entity Central Index Key	0000797542
Entity Tax Identification Number	68-0080601
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3 Hanehoshet St
Entity Address, Address Line Two	Building B, 7th floor
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6971068
City Area Code	+972 9-774-1505
Local Phone Number	774-1505
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false